Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision (benefit) for income taxes
Current - State	$ 471,000	$ 385,000	$ 291,000
Deferred	(3,040,000)	(8,728,000)	1,401,000
Total provision (benefit) for income taxes	(2,569,000)	(8,343,000)	1,692,000
Effective Income Tax Rate
Statutory U.S. Federal income tax rate (as a percent)	(35.00%)	(35.00%)	(35.00%)
State income taxes, net of U.S. Federal income tax (as a percent)	(2.90%)	(3.40%)	(4.00%)
Valuation allowance (as a percent)	29.30%	5.80%	42.20%
Permanent items (as a percent)	0.80%	2.30%	1.00%
Deferred item adjustments (as a percent)	0.90%	2.70%	2.00%
Effective income tax rate (as a percent)	(6.90%)	(27.60%)	6.20%
Deferred tax assets
Accounts receivable	790,000	753,000
Accrued compensation and pension	11,170,000	8,593,000
Inventories	999,000	494,000
Other assets	1,015,000	2,263,000
Unrealized loss on cash flow hedge		1,868,000
Unrealized loss on pension	4,522,000	4,464,000
Net operating loss carryforwards	72,317,000	62,577,000
Deferred tax assets	90,813,000	81,012,000
Valuation allowance	(25,800,000)	(15,052,000)
Total deferred tax assets	65,013,000	65,960,000
Deferred tax liabilities
Accelerated depreciation and amortization	(129,590,000)	(128,503,000)
Prepaid assets	(849,000)	(786,000)
Total deferred tax liabilities	(130,439,000)	(129,289,000)
Net deferred tax liability	(65,426,000)	(63,329,000)
Federal
Operating loss carryforwards
Unused federal net operating loss carryforwards	$ 184,300,000